Company level financial information (Tables)	12 Months Ended
Jun. 30, 2023
Company level financial information
Summary of condensed statement of profit or loss

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Other income	4,274	6,038	6,468
General and administrative expenses	(9,734)	(19,038)	(37,854)
Other net income/(loss)	52,056	6,607	(11,418)
Operating profit/(loss)	46,596	(6,393)	(42,804)
Finance income	1,030	2,930	25,608
Finance costs	(2)	—	—
Net finance income	1,028	2,930	25,608
Fair value changes of redeemable shares with other preferential rights	(1,625,287)	—	—
Share of profit of equity-accounted investee, net of tax	(4,011)	(8,162)	—
Loss before taxation	(1,581,674)	(11,625)	(17,196)
Income tax expense	—	—	—
Loss for the year	(1,581,674)	(11,625)	(17,196)

Summary of condensed statement of profit or loss and other comprehensive income

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss for the year	(1,581,674)	(11,625)	(17,196)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	(191,443)	174,150	383,743
Other comprehensive (loss)/income for the year	(191,443)	174,150	383,743
Total comprehensive (loss)/income for the year	(1,773,117)	162,525	366,547

Summary of condensed statement of financial position

	Note	As at June 30,
		2022	2023
		RMB’000	RMB’000
ASSETS
Non-current assets
Investments in subsidiaries
—Cost-accounted investments in subsidiaries		2,112,276	2,300,637
—Amounts due from subsidiaries		1,968,572	1,443,759
		4,080,848	3,744,396
Current assets
Other investments		1,874	—
Other receivables		65,907	7,703
Cash and cash equivalents		646,921	1,225,474
Term deposits		201,342	361,371
		916,044	1,594,548
Total assets		4,996,892	5,338,944
EQUITY
Share capital	26(a)	92	95
Additional paid-in capital	26(a)	7,982,824	7,257,080
Other reserves		(1,627,210)	(1,242,585)
Accumulated losses		(1,440,512)	(726,810)
Total equity		4,915,194	5,287,780
LIABILITIES
Non-current liabilities
Deferred income		14,488	8,821
		14,488	8,821
Current liabilities
Other payables		60,915	35,565
Deferred income		6,295	6,778
		67,210	42,343
Total liabilities		81,698	51,164
Total equity and liabilities		4,996,892	5,338,944

Summary of condensed statement of cash flow

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Net cash from/(used in) operating activities	28,366	(16,177)	(43,240)
Net cash (used in)/from investing activities	(3,432,692)	120,173	528,830
Net cash from/(used in) financing activities	4,181,655	(395,322)	43,396
Net increase/(decrease) in cash and cash equivalents	777,329	(291,326)	528,986
Cash and cash equivalents at beginning of the year	153,889	925,638	646,921
Effect of movements in exchange rates on cash held	(5,580)	12,609	49,567
Cash and cash equivalents at end of the year	925,638	646,921	1,225,474